FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03759

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Variable Insurance Products Fund IV

Fund Name: VIP Consumer Staples Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Variable Insurance Products Fund IV

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/13/2007 02:38:37 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
VIP Consumer Staples Portfolio
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: COCA-COLA HBC S.A. MEETING DATE: 06/20/2007
TICKER: CCH SECURITY ID: 1912EP104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	SUBMISSION OF THE MANAGEMENT REPORT BY THE BOARD OF DIRECTORS AND OF THE AUDIT CERTIFICATE BY THE COMPANY S CHARTERED AUDITOR- ACCOUNTANT ON THE COMPANY S FINANCIAL STATEMENTS AND ACTIVITIES FOR THE FISCAL YEAR WHICH ENDED 31.12.2006.	Management	For	None
2	SUBMISSION AND APPROVAL OF THE COMPANY S ANNUAL FINANCIAL STATEMENTS AND OF THE CONSOLIDATED FINANCIAL STATEMENTS.	Management	For	None
3	RELEASE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND OF THE AUDITORS OF THE COMPANY FROM ANY LIABILITY FOR THEIR ACTIVITY DURING THE FISCAL YEAR ENDED ON 31.12.2006.	Management	For	None
4	APPROVAL OF THE REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS FOR THEIR PARTICIPATION IN THE MEETINGS OF THE BOARD OF DIRECTORS AND FOR THEIR SERVICES TO THE COMPANY FOR THE FISCAL YEAR 2006 AND PRE-APPROVAL OF THE REMUNERATION FOR THE FISCAL YEAR 2007 (1.1.2007-31.12.2007).	Management	For	None
5	ELECTION OF STATUTORY AUDITORS FOR THE FISCAL YEAR 2007 (1.1.2007-31.12.2007) AND DETERMINATION OF THEIR FEES.	Management	For	None
6	APPROVAL OF DISTRIBUTION OF PROFITS (DIVIDEND) FOR THE FISCAL YEAR 2006.	Management	For	None
7	RATIFICATION OF APPOINTMENT OF NEW MEMBERS OF THE BOARD (SUBSTITUTING MEMBERS THAT HAVE RESIGNED).	Management	For	None
8	AMENDMENTS TO THE COMPANY S STOCK OPTION PLAN SCHEMES.	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: MARINE HARVEST ASA MEETING DATE: 06/13/2007
TICKER: -- SECURITY ID: R2326D105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE	N/A	N/A	N/A
2	MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTEDACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE TO BE LODGED	N/A	N/A	N/A
3	OPEN OF THE MEETING AND REGISTRATION OF ATTENDING SHAREHOLDERS AND PROXIES	Management	Unknown	None
3	OPEN OF THE MEETING AND REGISTRATION OF ATTENDING SHAREHOLDERS AND PROXIES	Management	Unknown	Take No Action
4	ELECT THE CHAIRMAN OF MEETING AND THE DESIGNATE INSPECTOR OR SHAREHOLDER REPRESENTATIVE(S) FOR THE MINUTES OF MEETING	Management	Unknown	None
4	ELECT THE CHAIRMAN OF MEETING AND THE DESIGNATE INSPECTOR OR SHAREHOLDER REPRESENTATIVE(S) FOR THE MINUTES OF MEETING	Management	Unknown	Take No Action
5	APPROVE THE NOTICE OF MEETING AND AGENDA	Management	Unknown	None
5	APPROVE THE NOTICE OF MEETING AND AGENDA	Management	Unknown	Take No Action
6	APPROVE THE FINANCIAL STATEMENTS AND STATUTORY REPORTS SHAREHOLDER PROPOSAL	Management	Unknown	None
6	APPROVE THE FINANCIAL STATEMENTS AND STATUTORY REPORTS SHAREHOLDER PROPOSAL	Management	Unknown	Take No Action
7	PLEASE NOTE THAT THIS IS A SHARHOLDERS PROPOSAL: APPROVE TO LIMIT THE BOARD S ABILITY TO CHANGE TERMS OF ONGOING OPTIONS PROGRAMS	Management	Unknown	None
7	PLEASE NOTE THAT THIS IS A SHARHOLDERS PROPOSAL: APPROVE TO LIMIT THE BOARD S ABILITY TO CHANGE TERMS OF ONGOING OPTIONS PROGRAMS	Management	Unknown	Take No Action
8	APPROVE THE REMUNERATION POLICY AND OTHER TERMS OF EMPLOYMENT FOR THE EXECUTIVE MANAGEMENT	Management	Unknown	None
8	APPROVE THE REMUNERATION POLICY AND OTHER TERMS OF EMPLOYMENT FOR THE EXECUTIVE MANAGEMENT	Management	Unknown	Take No Action
9	APPROVE THE STOCK OPTION PLAN AND THE CREATION OF POOL OF CONDITIONAL CAPITALTO GUARANTEE CONVERSION RIGHTS	Management	Unknown	None
9	APPROVE THE STOCK OPTION PLAN AND THE CREATION OF POOL OF CONDITIONAL CAPITALTO GUARANTEE CONVERSION RIGHTS	Management	Unknown	Take No Action
10	APPROVE THE INSTRUCTIONS FOR THE NOMINATING COMMITTEE	Management	Unknown	None
10	APPROVE THE INSTRUCTIONS FOR THE NOMINATING COMMITTEE	Management	Unknown	Take No Action
11	APPROVE THE REMUNERATION OF THE NOMINATING COMMITTEE IN THE AMOUNT OF NOK 20,000 FOR THE CHAIRMAN AND NOK 10,000 FOR EACH OF THE OTHER MEMBERS	Management	Unknown	None
11	APPROVE THE REMUNERATION OF THE NOMINATING COMMITTEE IN THE AMOUNT OF NOK 20,000 FOR THE CHAIRMAN AND NOK 10,000 FOR EACH OF THE OTHER MEMBERS	Management	Unknown	Take No Action
12	APPROVE THE REMUNERATION OF THE DIRECTORS IN THE AMOUNT OF NOK 750,000 FOR THE CHAIRMAN AND NOK 275,000 FOR EACH OF THE OTHER DIRECTORS	Management	Unknown	None
12	APPROVE THE REMUNERATION OF THE DIRECTORS IN THE AMOUNT OF NOK 750,000 FOR THE CHAIRMAN AND NOK 275,000 FOR EACH OF THE OTHER DIRECTORS	Management	Unknown	Take No Action
13	APPROVE THE REMUNERATION OF THE AUDITORS	Management	Unknown	None
13	APPROVE THE REMUNERATION OF THE AUDITORS	Management	Unknown	Take No Action
14	RE-ELECT THE MEMBERS OF THE NOMINATING COMMITTEE	Management	Unknown	None
14	RE-ELECT THE MEMBERS OF THE NOMINATING COMMITTEE	Management	Unknown	Take No Action
15	ELECT MR. SVEIN AASER BCHAIRMANC AS A DIRECTOR	Management	Unknown	None
15	ELECT MR. SVEIN AASER BCHAIRMANC AS A DIRECTOR	Management	Unknown	Take No Action
16	ELECT MR. LEIF ONARHEIM BDEPUTY CHAIRMANC AS A DIRECTOR	Management	Unknown	None
16	ELECT MR. LEIF ONARHEIM BDEPUTY CHAIRMANC AS A DIRECTOR	Management	Unknown	Take No Action
17	ELECT MR. STURE ELDBJOERG AS A DIRECTOR	Management	Unknown	None
17	ELECT MR. STURE ELDBJOERG AS A DIRECTOR	Management	Unknown	Take No Action
18	ELECT MS. KATHRINE MO AS A DIRECTOR	Management	Unknown	None
18	ELECT MS. KATHRINE MO AS A DIRECTOR	Management	Unknown	Take No Action
19	RE-ELECT MR. SOLVEIG STRAND AS A DIRECTOR	Management	Unknown	None
19	RE-ELECT MR. SOLVEIG STRAND AS A DIRECTOR	Management	Unknown	Take No Action
20	RE-ELECT MR. TOR TROEIM AS A DIRECTOR	Management	Unknown	None
20	RE-ELECT MR. TOR TROEIM AS A DIRECTOR	Management	Unknown	Take No Action
21	ELECT MS. CECILIE FREDRIKSEN AS THE DEPUTY DIRECTOR	Management	Unknown	None
21	ELECT MS. CECILIE FREDRIKSEN AS THE DEPUTY DIRECTOR	Management	Unknown	Take No Action
22	AMEND THE ARTICLES RE: AUTHORIZATION TO THE GENERAL MEETING TO ELECT THE VICE-CHAIRMAN	Management	Unknown	None
22	AMEND THE ARTICLES RE: AUTHORIZATION TO THE GENERAL MEETING TO ELECT THE VICE-CHAIRMAN	Management	Unknown	Take No Action
23	AMEND THE ARTICLES RE: AUTHORIZATION TO THE GENERAL MEETING TO ELECT THE NOMINATING COMMITTEE BNUMBER OF NOMINATING COMMITTEE MEMBERS, LENGTH OF TERM, AND NOMINATING COMMITTEE PROPOSALSC	Management	Unknown	None
23	AMEND THE ARTICLES RE: AUTHORIZATION TO THE GENERAL MEETING TO ELECT THE NOMINATING COMMITTEE BNUMBER OF NOMINATING COMMITTEE MEMBERS, LENGTH OF TERM, AND NOMINATING COMMITTEE PROPOSALSC	Management	Unknown	Take No Action
24	APPROVE THE CREATION OF NOK 652.3 MILLION POOL OF CAPITAL WITHOUT PREEMPTIVE RIGHTS	Management	Unknown	None
24	APPROVE THE CREATION OF NOK 652.3 MILLION POOL OF CAPITAL WITHOUT PREEMPTIVE RIGHTS	Management	Unknown	Take No Action
25	GRANT AUTHORITY FOR THE REPURCHASE OF UP TO 10% OF ISSUED SHARE CAPITAL	Management	Unknown	None
25	GRANT AUTHORITY FOR THE REPURCHASE OF UP TO 10% OF ISSUED SHARE CAPITAL	Management	Unknown	Take No Action
26	APPROVE THE ISSUANCE OF 41.3 MILLION SHARES PURSUANT TO A SHARE OPTION SCHEME	Management	Unknown	None
26	APPROVE THE ISSUANCE OF 41.3 MILLION SHARES PURSUANT TO A SHARE OPTION SCHEME	Management	Unknown	Take No Action
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: MOVE, INC. MEETING DATE: 06/14/2007
TICKER: MOVE SECURITY ID: 62458M108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT WILLIAM E. KELVIE AS A DIRECTOR	Management	For	Withhold
1. 2	ELECT KENNETH K. KLEIN AS A DIRECTOR	Management	For	For
1. 3	ELECT GERALDINE B. LAYBOURNE AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NUTRECO HOLDING NV, BOXMEER MEETING DATE: 05/24/2007
TICKER: -- SECURITY ID: N6508Y120
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RELAXED. BLOCKING PERIOD ENDS ONE DAY AFTER THE REGISTRATION DATE SET ON 18 MAY 2007. SHARES CAN BE TRADED THEREAFTER. THANK YOU.	N/A	N/A	N/A
2	OPENING	N/A	N/A	N/A
3	AMEND THE INCREASE OF THE NOMINAL VALUE OF ALL ORDINARY SHARES FROM EUR 0.24 TO EUR 5.24 PER SHARE AND INCREASE OF THE AUTHORIZED SHARE CAPITAL FROM EUR 41,520,000 TO EUR 316,520,000	Management	Unknown	Take No Action
4	AMEND REDUCTION OF THE NOMINAL VALUE OF ALL ORDINARY SHARES FROM EUR 5.24 TO EUR 0.24 PER SHARE AND DECREASE OF THE AUTHORIZED CAPITAL FROM EUR 316,520,000 TO EUR 41,520,000, BY WAY OF THE ARTICLES OF ASSOCIATION AS SPECIFIED	N/A	N/A	N/A
5	AMEND REDUCTION OF THE NOMINAL VALUE OF ALL ORDINARY SHARES FROM EUR 5.24 TO EUR 0.24 PER SHARE AND DECREASE OF THE AUTHORIZED CAPITAL FROM EUR 316,520,000 TO EUR 41,520,000 BY WAY OF NO OBJECTION FROM CREDITORS (DECISION)	Management	Unknown	Take No Action
6	CLOSING	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RITE AID CORPORATION MEETING DATE: 06/27/2007
TICKER: RAD SECURITY ID: 767754104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT ANDRE BELZILE AS A DIRECTOR	Management	For	For
1. 2	ELECT GEORGE G. GOLLEHER AS A DIRECTOR	Management	For	For
1. 3	ELECT MARY F. SAMMONS AS A DIRECTOR	Management	For	For
1. 4	ELECT PHILIP G. SATRE AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: THE KROGER CO. MEETING DATE: 06/28/2007
TICKER: KR SECURITY ID: 501044101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT REUBEN V. ANDERSON AS A DIRECTOR	Management	For	For
1. 2	ELECT JOHN L. CLENDENIN AS A DIRECTOR	Management	For	For
1. 3	ELECT DAVID B. DILLON AS A DIRECTOR	Management	For	For
1. 4	ELECT DAVID B. LEWIS AS A DIRECTOR	Management	For	For
1. 5	ELECT DON W. MCGEORGE AS A DIRECTOR	Management	For	For
1. 6	ELECT W. RODNEY MCMULLEN AS A DIRECTOR	Management	For	For
1. 7	ELECT JORGE P. MONTOYA AS A DIRECTOR	Management	For	For
1. 8	ELECT CLYDE R. MOORE AS A DIRECTOR	Management	For	For
1. 9	ELECT SUSAN M. PHILLIPS AS A DIRECTOR	Management	For	For
1. 10	ELECT STEVEN R. ROGEL AS A DIRECTOR	Management	For	For
1. 11	ELECT JAMES A. RUNDE AS A DIRECTOR	Management	For	For
1. 12	ELECT RONALD L. SARGENT AS A DIRECTOR	Management	For	For
2	APPROVAL OF KROGER CASH BONUS PLAN.	Management	For	For
3	RULES OF CONDUCT FOR SHAREHOLDER MEETINGS; MEETINGS OUTSIDE OF CINCINNATI.	Management	For	Against
4	APPROVAL OF PRICEWATERHOUSECOOPERS LLP, AS AUDITORS.	Management	For	For
5	APPROVE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO RECOMMEND THE PREPARATION OF CLIMATE CHANGE REPORT.	Shareholder	Against	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer